Asset Retirement Obligations	12 Months Ended
Dec. 31, 2015
Asset Retirement Obligation Disclosure [Abstract]
Asset Retirement Obligations

8.  Asset Retirement Obligations

Currently, we have various legal requirements related to operations at our chemical facilities, including the disposal of wastewater generated at certain of these facilities.  Additionally, we have certain chemical facilities that contain asbestos insulation around certain piping and heated surfaces, which we plan to maintain or replace, as needed, with non-asbestos insulation through our standard repair and maintenance activities to prevent deterioration.  Currently, there is insufficient information to estimate the fair value for most of our AROs.  In addition, we currently have no plans to discontinue the use of these facilities, and the remaining life of the facilities is indeterminable.  As a result, a liability for only a minimal amount relating to AROs associated with certain facilities has been established.  However, we will continue to review these obligations and record a liability when a reasonable estimate of the fair value can be made.  In addition, we own working interests in certain natural gas properties.  We recognized AROs associated with the obligation to plug and abandon wells when the natural gas reserves in the wells are depleted.  At December 31, 2015 and 2014, our accrued liability for AROs was $281,000 and $340,000, respectively.